INCOME TAXES - Schedule of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 12,944	$ 0
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
DEFERRED TAX ASSETS	17,773	9,349
Deductible temporary differences relating to provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
DEFERRED TAX ASSETS	4,821	0
Mine property costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 9,650	$ 9,349